UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-07215

Exact name of registrant as specified in charter:	Dryden Total Return
Bond Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2005

Date of reporting period:	6/30/2005

Item 1 –	Reports to Stockholders – [ INSERT REPORT ]

Dryden Total Return Bond Fund, Inc.

JUNE 30, 2005	SEMIANNUAL REPORT

FUND TYPE

Taxable bond

OBJECTIVE

Total return

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

Dear Shareholder,

August 15, 2005

We hope that you find the semiannual report for the Dryden Total Return Bond Fund informative and useful. As a JennisonDryden Mutual Fund shareholder, you may be thinking about where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope that history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

We believe it is wise to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two potential advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds that cover all the basic asset classes and is reflective of your personal investor profile and tolerance for risk.

JennisonDryden Mutual Funds give you a wide range of choices that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of three leading asset managers. They are recognized and respected in the institutional market and by discerning investors for excellence in their respective strategies. JennisonDryden equity funds are advised by Jennison Associates LLC or Quantitative Management Associates LLC (QMA). Prudential Investment Management, Inc. (PIM) advises the JennisonDryden fixed income and money market funds. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

Dryden Total Return Bond Fund, Inc.

Dryden Total Return Bond Fund, Inc.	1

Your Fund’s Performance

Fund objective

The investment objective of the Dryden Total Return Bond Fund, Inc. (the Fund) is to seek total return. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 4.50% (Class A shares).

Cumulative Total Returns[1] as of 6/30/05
	Six Months	One Year	Five Years	Ten Years	Since Inception[2]
Class A	2.36%	7.60%	37.71%	81.55% (80.15)	101.96% (100.40)
Class B	2.00	6.80	33.09	70.47 (69.16)	89.13 (87.67)
Class C	2.12	7.07	34.43	72.17 (70.84)	91.00 (89.52)
Class Z	2.40	7.79	39.36	N/A	70.86 (69.94)
Lehman Brothers U.S. Aggregate Bond Index[3]	2.51	6.80	42.92	93.53	***
Lipper Intermediate Investment-Grade Debt Funds Avg.[4]	2.00	6.07	38.13	79.20	****

Average Annual Total Returns[1] as of 6/30/05
		One Year	Five Years	Ten Years	Since Inception[2]
Class A		2.76%	5.63%	5.66% (5.58)	6.47% (6.39)
Class B		1.80	5.72	5.48 (5.40)	6.27 (6.20)
Class C		6.07	6.10	5.58 (5.50)	6.37 (6.30)
Class Z		7.79	6.86	N/A	6.28 (6.22)
Lehman Brothers U.S. Aggregate Bond Index[3]		6.80	7.40	6.83	***
Lipper Intermediate Investment-Grade Debt Funds Avg.[4]		6.07	6.66	5.98	****

Distributions and Yields[1] as of 6/30/05
	Total Distributions Paid for Six Months	30-Day SEC Yield
Class A	$0.29	3.60%
Class B	$0.25	3.02
Class C	$0.26	3.27
Class Z	$0.31	4.02

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The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 4.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1% respectively. Class Z shares are not subject to a sales charge.

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns take into account applicable sales charges. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and expense reimbursements, the returns for the share classes would have been lower, as indicated in parentheses. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, and 1.00%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

2Inception dates: Class A, B, and C, 1/10/95; and Class Z, 9/16/96.

3The Lehman Brothers U.S. Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the U.S. government and its agencies, and by corporations with between 1 and 10 years remaining to maturity. It gives a broad look at how short- and intermediate-term bonds have performed.

4The Lipper Intermediate Investment-Grade Debt Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper Intermediate Investment-Grade Debt Funds category for the periods noted. Funds in the Lipper Average do not have any quality or maturity restrictions. They intend to keep the bulk of their assets in corporate and government debt issues.

The returns for the Lehman Brothers U.S. Aggregate Bond Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

***Lehman Brothers U.S. Aggregate Bond Index Closest Month-End to Inception cumulative total returns are 115.67% for Class A, Class B, and Class C, and 80.93% for Class Z. Lehman Brothers U.S. Aggregate Bond Index Closest Month-End to Inception average annual total returns are 7.59% for Class A, Class B, and Class C, and 7.01% for Class Z.

****Lipper Average Closest Month-End to Inception cumulative total returns are 98.92% for Class A, Class B, and Class C, and 68.81% for Class Z. Lipper Average Closest Month-End to Inception average annual total returns are 6.75% for Class A, Class B, and Class C, and 6.15% for Class Z.

Dryden Total Return Bond Fund, Inc.	3

Your Fund’s Performance (continued)

Five Largest Issues expressed as a percentage of net assets as of 6/30/05
Federal National Mortgage Association, 5.50%, 01/01/34	5.3%
Federal National Mortgage Association, 5.00%, TBA	4.5
United States Treasury Note, 3.625%, 01/15/08	3.1
Government National Mortgage Association, 5.50%, 06/20/35	1.7
Federal Home Loan Mortgage Corp., 5.00%, TBA	1.7

Issues reflect only long-term investments and are subject to change.

Credit Quality* expressed as a percentage of net assets as of 6/30/05
U.S. Government & Agency	38.7%
Aaa	10.9
Aa	1.4
A	6.1
Baa	26.9
Ba	8.5
B	5.0
Caa	0.2
Not Rated	12.4
Total Investments	110.1
Liabilities in excess of other assets	–10.1
Net Assets	100.0%

* Source: Moody’s rating, defaulting to S&P when not rated by Moody’s. Credit Quality is subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on January 1, 2005, at the beginning of the period, and held through the six-month period ended June 30, 2005.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden or Strategic Partners Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and

Dryden Total Return Bond Fund, Inc.	5

Fees and Expenses (continued)

expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden Total Return Bond Fund, Inc.		Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000.00	$1,023.60	1.15%	$5.77
	Hypothetical	$1,000.00	$1,019.09	1.15%	$5.76

Class B	Actual	$1,000.00	$1,019.98	1.90%	$9.52
	Hypothetical	$1,000.00	$1,015.37	1.90%	$9.49

Class C	Actual	$1,000.00	$1,021.22	1.65%	$8.27
	Hypothetical	$1,000.00	$1,016.61	1.65%	$8.25

Class Z	Actual	$1,000.00	$1,024.00	0.90%	$4.52
	Hypothetical	$1,000.00	$1,020.33	0.90%	$4.51

* Fund expenses for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2005, and divided by the 365 days in the Fund’s fiscal year ending December 31, 2005 (to reflect the six-month period).

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Portfolio of Investments

as of June 30, 2005 (Unaudited)

Moody’s Rating	Principal Amount (000)		Description	Value (Note 1)

LONG-TERM INVESTMENTS 97.7%

ASSET BACKED SECURITIES 1.6%
Baa2	$558	(h)	American Express Credit Account Master Trust, Sr. Sec’d Notes, Ser. 2004-C, Class C, 3.72%, 2/15/12	$559,521
Baa2	740		Bank One Issuance Trust, Series 2003-C1, Class C1, 4.54%, 9/15/10	744,860
A1	600	(h)	Centex Home Equity, Ser. 2005-A, Class M4, 4.114%, 1/25/35	601,318
Aa3	650	(h)	Countrywide Asset-Backed Certificates, Ser. 2004-12, Class MV3, 3.974%, 3/25/35	652,444
Aa2	520		Equity One, Inc., Ser. 2004-3, Class M1, 5.70%, 7/25/34	532,191
Aa2	640	(h)	First Franklin Mortgage Loan Trust, Ser. 2005-FF6, Class M2, 3.754%, 3/25/36	639,180
Aa2	640	(h)	Morgan Stanley ABS Capital I, Ser. 2003-HEI, Class M-I, 4.114%, 5/25/33	644,343
Aa3	550	(h)	Residential Asset Mortgage Products, Inc., Ser. 2004-RS 12, Class MII2, 4.114%, 12/25/34	554,120

			Total asset backed securities	4,927,977

COLLATERALIZED MORTGAGE OBLIGATIONS 1.5%
Aaa	1,036		Countrywide Alternative Loan Trust, Pass-Thru Certificates, Ser. 2004-18CB, Class 3A-1, 5.25%, 9/25/19	1,030,931
Aaa	813		Master Alternative Loan Trust, Pass-Thru Certificates, Ser. 2004-4, Class 4A1, 5.00%, 4/25/19	819,489
Aaa	2,063		Structured Adjustable Rate Mortgage Loan, Ser. 2004-1, Class 4A-3, 4.17%, 2/25/34	2,054,878

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	1

Portfolio of Investments

as of June 30, 2005 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)		Description	Value (Note 1)

Aaa	$636	(h)	Washington Mutual, Ser. 2002-AR15, Class A-5, 4.38%, 12/25/32	$633,920

			Total collateralized mortgage obligations	4,539,218

COMMERCIAL MORTGAGE BACKED SECURITIES 8.2%
AAA(g)	1,450	(h)	Banc of America Commercial Mortgage Inc., Ser. 2005-1, Class ASB, 5.013%, 11/10/42	1,495,065
Aaa	600		Bear Stearns Commercial Mortgage Secs Inc., Series 2005-T18, Class AAB, 4.823%, 2/13/42	613,514
Aaa	3,300		Greenwich Capital Commercial Funding Corp., Ser. 2003-C1, Class A-4, 4.111%, 7/5/35	3,225,265
Aaa	1,235		Ser. 2003-C2, Class A-3, 4.533%, 1/5/36	1,244,121
Aaa	1,500		J.P. Morgan Chase Commercial Mortgage Securities, Ser. 2003-CB6, Class A-2, 5.255%, 7/12/37	1,573,587
Aaa	1,740		Ser. 2003-ML1A, Class A-2, 4.767%, 3/12/39	1,768,569
Aaa	1,800		Ser. 2005-LDP2, Class ASB, 4.659%, 7/15/42	1,816,380
Aaa	1,295		LB-UBS Commercial Mortgage Trust, Ser. 2003-C8, Class A-3, 4.83%, 11/15/27	1,324,984
Aaa	1,100		Ser. 2004-C8, Class A-6, 4.799%, 12/15/29	1,120,506
Aaa	1,500		Merrill Lynch Mortgage Trust, Ser. 2004-KEY2, Class A-3, 4.615%, 8/12/39	1,512,200
Aaa	1,100		Ser. 2004-MKB1, Class A-3, 4.892%, 2/12/42	1,124,653
Aaa	577		Morgan Stanley Dean Witter Capital I, Ser. 00-PRIN, Class A3, 7.36%, 2/23/34	611,261

See Notes to Financial Statements.

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Moody’s Rating	Principal Amount (000)			Description	Value (Note 1)

AAA(g)		$1,835		PNC Mortgage Acceptance Corp., Ser. 99-CM1, Class A1B, 7.33%, 12/10/32	$2,038,924
AAA(g)		3,930		Wachovia Bank Commercial Mortgage Trust, Ser. 2003-C3, Class A-2, 4.867%, 2/15/35	4,029,012
AAA(g)		1,245		Ser. 2003-C9, Class A-3, 4.608%, 12/15/35	1,255,899

				Total commercial mortgage backed securities	24,753,940

FOREIGN GOVERNMENT BONDS 3.5%
B3		1,000	(b)(e)(h)	Argentina Government Bonds, F.R.N., 3.01%, 8/3/05	904,500
B1		165	(e)	Brazilian Government Bonds, 11.25%, 7/26/07	183,975
B1		1,500	(b)(e)	Notes, 9.25%, 10/22/10	1,668,750
Baa3		186	(e)(h)(i)	Croatian Government Bonds, Ser. B, F.R.N., 3.812%, 7/29/05, (cost $183,902; purchased 9/29/00)	186,059
A2	JPY	77,150		Japan Government, Bonds, Ser. 72 2.10%, 9/20/24	727,581
Aaa	NZD	1,715		New Zealand Government Bonds, 7.00%, 7/15/09	1,241,670
				Peru Government Bonds,
Ba3		$681	(e)(j)	5.00%, 9/7/05	643,592
Ba3		415	(e)	9.875%, 2/6/15	513,563
A2	PLN	2,660		Poland Government Bonds, 6.00%, 5/24/09	833,412
B1		$480	(e)	Republic of Philippines, Bonds, 9.875%, 1/15/19	519,000
Baa1	MXN	8,080		United Mexican States, Bonds, Ser. M, 10.00%, 12/5/24	764,973

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	3

Portfolio of Investments

as of June 30, 2005 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)		Description	Value (Note 1)

Baa1	$1,815	(e)	Notes, 8.375%, 1/14/11	$2,112,660
B3	335	(e)	Uruguay Government Bonds, 7.25%, 2/15/11	335,000

			Total foreign government bonds	10,634,735

MORTGAGE BACKED SECURITIES 32.7%
			Federal Home Loan Mortgage Corp.,
	472	(f)	4.50%, 11/1/18	469,898
	816	(f)	4.50%, 6/1/19	812,694
	294	(f)	4.50%, 7/1/19	292,942
	2,564	(f)	5.00%, 1/1/19	2,595,002
	836	(f)	5.00%, 10/1/33	837,182
	5,000		5.00%, TBA	5,025,157
	3,235	(f)	5.50%, 10/1/33	3,296,879
	138	(f)	5.50%, 7/1/34	139,677
	2,421	(f)	6.00%, 11/1/33	2,483,701
	70	(f)	6.50%, 7/1/32	72,445
	196	(f)	6.50%, 8/1/32	203,487
	459	(f)	6.50%, 9/1/32	476,320
	539	(f)	6.50%, 11/1/33	558,691
	597	(f)	7.00%, 9/1/32	629,109
			Federal National Mortgage Association,
	1,307	(f)	4.00%, 5/1/19	1,280,552
	771	(f)	4.50%, 6/1/18	768,479
	2,736	(f)	4.50%, 3/1/19	2,725,569
	1,785	(f)	4.50%, 5/1/19	1,778,342
	2,762	(f)	4.50%, 8/1/33	2,705,904
	1,660	(f)	5.00%, 1/1/19	1,680,307
	466	(f)	5.00%, 7/1/33	467,124
	13,500		5.00%, TBA	13,485,778
	176	(f)	5.50%, 1/1/17	181,045
	304	(f)	5.50%, 2/1/17	312,268
	332	(f)	5.50%, 4/1/17	341,163
	106	(f)	5.50%, 5/1/17	108,663
	854	(f)	5.50%, 7/1/33	866,174
	1,557	(f)	5.50%, 9/1/33	1,579,629
	1,554	(f)	5.50%, 10/1/33	1,576,237
	15,896	(f)	5.50%, 1/1/34	16,127,639
	784	(f)	5.50%, 2/1/34	795,887

See Notes to Financial Statements.

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Moody’s Rating	Principal Amount (000)		Description	Value (Note 1)

	$519	(f)	6.00%, 9/1/17	$536,834
	3,023	(f)	6.00%, 2/1/23	3,115,207
	131	(f)	6.00%, 11/1/32	134,231
	176	(f)	6.00%, 10/1/33	180,666
	1,135	(f)	6.00%, 11/1/33	1,164,365
	4,500	(f)	6.00%, 2/1/34	4,615,105
	2,734	(f)	6.00%, 11/1/34	2,804,355
	866	(f)	6.00%, 1/1/35	888,542
	1,879	(f)	6.00%, 2/1/35	1,927,239
	2,000		6.00%, TBA	2,048,124
	1,750	(f)	6.50%, 12/1/17	1,822,862
	624	(f)	6.50%, 8/1/32	647,310
	1,954	(f)	6.50%, 9/1/32	2,031,837
	248	(f)	6.50%, 10/1/32	257,334
	795	(f)	6.50%, 4/1/33	823,723
	662	(f)	6.50%, 11/1/33	685,078
	107	(f)	7.00%, 3/1/32	113,035
	311	(f)	7.00%, 5/1/32	327,736
	167	(f)	7.00%, 6/1/32	176,406
			Government National Mortgage Association,
	5,065	(f)	5.50%, 6/20/35	5,166,390
	298	(f)	6.00%, 1/15/33	307,158
	108	(f)	6.00%, 3/15/33	111,403
	198	(f)	6.00%, 5/15/33	204,835
	145	(f)	6.00%, 6/15/33	149,910
	261	(f)	6.00%, 12/15/33	269,560
	1,259	(f)	6.50%, 9/15/32	1,316,591
	1,887	(f)	6.50%, 11/15/33	1,972,761

			Total mortgage backed securities	98,472,541

DOMESTIC CORPORATE BONDS 37.1%
Baa1	500		Alcan, Inc., Bonds 5.75%, 6/1/35	508,600
A1	1,200		Allstate Corp., Sr. Notes 5.55%, 5/9/35	1,241,748
Baa2	400		Altria Group, Inc., Notes, 7.00%, 7/15/05	400,457
Baa2	325	(b)	7.65%, 7/1/08	353,850
Aa2	625		American International Group Inc., Notes 4.25%, 5/15/13	606,173

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	5

Portfolio of Investments

as of June 30, 2005 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)		Description	Value (Note 1)

Baa3	$855		American Standard, Inc., Sr. Notes, 7.625%, 2/15/10	$955,232
Ba3	370	(j)	Asia Alumimum Holdings Ltd., Sec. Notes, 8.00%, 12/23/11	363,525
Ba1	600	(b)(h)	AT&T Corp., Sr. Notes 9.75%, 11/15/31	780,750
Baa2	500		AT&T Wireless Services, Inc., Notes, 8.125%, 5/1/12	599,073
Baa2	575		Sr. Notes, 8.75%, 3/1/31	805,942
Baa3	500		Atmos Energy Corp., Sr. Notes, 4.00%, 10/15/09	489,170
A3	495		Auburn Hills Trust, Gtd. Notes, 12.375%, 5/1/20	749,442
Baa1	2,750		Bank United Corp., Sr. Sub. Notes, 8.875%, 5/1/07	2,957,493
A2	690		BellSouth Corp., Notes, 4.20%, 9/15/09	687,552
Aaa	1,100	(j)	Berkshire Hathaway, Inc., Gtd. Notes 4.75%, 5/15/12	1,110,042
Baa2	2,000		BJ Services Co., Notes, Ser. B 7.00%, 2/1/06	2,027,790
Aa3	375	(j)	BNP Paribas SA, Sub. Notes, 4.80%, 6/24/15	378,724
Ba1	980		Briggs & Stratton Corp., Sr. Notes, 8.875%, 3/15/11	1,119,650
Baa3	2,000		Calenergy, Inc., Sr. Notes, 7.23%, 9/15/05	2,012,390
Baa2	1,265		Capital One Bank, Sr. Notes, 6.875%, 2/1/06	1,284,996
Baa3	575		Capital One Financial Corp., Notes, 5.50%, 6/1/15	588,248
Baa2	750		CenterPoint Energy Houston Electric LLC, First Mtge. Bonds, Ser. J 5.70%, 3/15/13	800,679
Baa2	650		Certegy, Inc., Notes, 4.75%, 9/15/08	660,709
Baa3	1,055		Chancellor Media Corp., Sr. Notes, 8.00%, 11/1/08	1,134,302

See Notes to Financial Statements.

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Moody’s Rating	Principal Amount (000)		Description	Value (Note 1)

B2	$500	(j)	Charter Communciations Operating LLC, Sr. Notes, 8.375%, 4/30/14	$497,500
Ba3	870		Citizens Communications Co., Sr. Notes, 7.625%, 8/15/08	920,025
B1	640		CMS Energy Corp., Sr. Notes, 8.90%, 7/15/08	696,000
Baa3	250		Consumers Energy Co., First Mtge. Bonds, Ser. D, 5.375%, 4/15/13	259,316
Baa3	8		Continental Airlines, Inc., Pass-thru Certs., Ser. 2000-1, Class A-1, 8.048%, 11/1/20	8,325
Ba2	96	(b)	Ser. RJ04, Class B, 9.558%, 9/1/19	95,853
B1	1,000		CSC Holdings, Inc., Sr. Notes, 7.875%, 12/15/07	1,032,500
Ba1	1,600		D.R. Horton, Inc., Notes, 5.625%, 9/15/14	1,597,694
A3	300		Dow Chemical Co. (The), Debs., 9.00%, 4/1/21	423,738
Baa3	800		Duke Capital LLC, Sr. Notes, 4.331%, 11/16/06	801,069
Baa2	2,000		Duke Energy Field Services LLC, Notes, 7.50%, 8/16/05	2,008,663
B1	360		Edison Mission Energy, Sr. Notes, 7.73%, 6/15/09	379,350
B1	270		10.00%, 8/15/08	303,075
Baa3	1,000		El Paso Electric Co., Sr. Unsec. Notes, 6.00%, 5/15/35	1,047,302
Baa2	500		Energy East Corp., Notes, 6.75%, 6/15/12	558,716
Baa2	15		6.75%, 9/15/33	17,503
Baa3	900		Enterprise Products Operating L.P., Sr. Notes, 4.00%, 10/15/07	891,008
Baa3	550		5.60%, 10/15/14	565,978

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	7

Portfolio of Investments

as of June 30, 2005 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)		Description	Value (Note 1)

Baa1	$375		Equifax, Inc., Notes, 4.95%, 11/1/07	$381,983
Baa3	500		Equity One, Inc., Gtd. Notes, 3.875%, 4/15/09	484,161
A3	500		Everest Reinsurance Holdings Corp., 5.40%, 10/15/14	513,520
Baa2	1,250		FedEx Corp., Notes, 2.65%, 4/1/07	1,217,430
Baa3	450		FirstEnergy Corp., Notes, Ser. A, 5.50%, 11/15/06	457,709
Baa3	905		Ser. B, 6.45%, 11/15/11	988,827
Baa3	250		Ser. C, 7.375%, 11/15/31	305,594
Baa2	800	(b)	Ford Motor Credit Co., Notes, 6.625%, 6/16/08	790,118
Baa2	1,365		7.00%, 10/1/13	1,309,689
Baa2	880		7.375%, 2/1/11	857,212
Ba2	650		Freescale Semiconductor, Inc, Sr. Notes, 6.875%, 7/15/11	689,000
Baa3	2,400		Gap, Inc. (The), Notes, 6.90%, 9/15/07	2,517,408
Baa2	1,980		General Motors Acceptance Corp., Notes, 6.125%, 9/15/06	1,981,418
Baa2	1,000		6.125%, 2/1/07	993,144
Baa2	1,500		8.00%, 11/1/31	1,338,514
Baa2	135		Halliburton Co., Notes, 5.50%, 10/15/10	141,579
Baa3	475	(j)	Harrah’s Operating Co., Inc., Bonds, 5.625%, 6/1/15	483,810
Baa3	500		Sr. Sub. Notes, 7.125%, 6/1/07	524,735
Ba1	1,035		7.875%, 12/15/05	1,050,525
Ba2	300		HCA, Inc, Debs. 8.36%, 4/15/24	335,504
Ba2	3,000		HCA, Inc., Notes 7.125%, 6/1/06	3,064,314

See Notes to Financial Statements.

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Moody’s Rating	Principal Amount (000)		Description	Value (Note 1)

Ba1	$210	(i)	Hercules, Inc., Debs., 6.60%, 8/1/27, (cost $213,675; purchased 4/15/05)	$212,100
Ba3	270		Sr. Sub. Notes, 6.75%, 10/15/29	261,900
Ba3	475		Host Marriott L.P., Ser. M 7.00%, 8/15/12	492,813
A1	1,300		HSBC Finance Corp., Notes, 5.00%, 6/30/15	1,310,149
A1	155		6.75%, 5/15/11	172,042
B2	600		Huntsman International LLC, Sr. Notes, 9.875%, 3/1/09	642,000
Baa3	500	(j)	Hyundai Motor Manufacturing LLC, Gtd. Notes, 5.30%, 12/19/08	505,716
Baa3	540		ICI Wilmington, Inc., Gtd. Notes, 4.375%, 12/1/08	535,898
B1	550	(b)	IMC Global, Inc., Debs., 6.875%, 7/15/07	556,875
Ba3	195		Sr. Notes,, 10.875%, 8/1/13	228,637
Ba3	11		Sr. Notes, Ser. B, 10.875%, 6/1/08	12,375
A1	750		International Business Machines Corp., Debs., 8.375%, 11/1/19	1,013,065
Ba1	155		ITT Corp., Debs. 7.375%, 11/15/15	172,438
Baa3	400		Jabil Circuit, Inc., Sr. Notes, 5.875%, 7/15/10	414,270
Ba3	1,500		Kerr-McGee Corp., Notes, 5.875%, 9/15/06	1,519,293
A3	120		Kraft Foods, Inc., Notes, 5.625%, 11/1/11	127,299
A3	425		6.25%, 6/1/12	467,207
Baa2	500		Kroger Co. (The), Gtd. Notes, 6.75%, 4/15/12	553,657

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	9

Portfolio of Investments

as of June 30, 2005 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)		Description	Value (Note 1)

Baa3	$1,100		Lubrizol Corp. (The), Sr. Notes, 4.625%, 10/1/09	$1,100,137
Baa3	200		5.875%, 12/1/08	208,337
B1	750		Lyondell Chemical Co., Sr. Sec. Notes, 9.50%, 12/15/08	797,812
B3	660		Magellan Health Services, Inc., Sr. Notes, Ser. A 9.375%, 11/15/08	702,900
Ba1	465		Magellan Midstream Partners, L.P., Sr. Notes, Ser. A 5.65%, 10/15/16	480,635
Ba3	5		Mandalay Resort Group, Sr. Sub. Notes, 9.375%, 2/15/10	5,198
Baa2	460		May Department Stores Co., Sr. Notes, 6.70%, 7/15/34	514,290
Aa3	65		Merck & Co., Inc., Debs., 5.95%, 12/1/28	72,306
Ba3	800		Midland Funding II, Bonds, Ser. B 13.25%, 7/23/06	846,941
Baa2	725		Motorola, Inc., Notes, 4.608%, 11/16/07	730,546
Baa2	235		7.625%, 11/15/10	268,893
Baa3	800	(j)	News America, Inc., Bonds, 5.30%, 12/15/14	820,809
Baa3	200		NiSource Finance Corp., Gtd. Notes, 7.625%, 11/15/05	202,623
Baa1	360	(j)	Nissan Motor Acceptance Corp., Notes, 4.625%, 3/8/10	360,353
Baa3	525		Noranda Inc., Notes, 6.20%, 6/15/35	520,807
A2	400		Northern State Power Co., First Mtge. Bonds, Ser. B 8.00%, 8/28/12	486,279
A3	900		Occidental Petroleum Corp., M.T.N., 4.25%, 3/15/10	896,858
B1	740	(b)	Oregon Steel Mills, Inc., Notes, 10.00%, 7/15/09	797,350
Baa1	1,360		Pacific Gas & Electric Co., First Mtge. Bonds, 6.05%, 3/1/34	1,498,841

See Notes to Financial Statements.

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Moody’s Rating	Principal Amount (000)		Description	Value (Note 1)

Ba1	$1,060		Park Place Entertainment Corp., Sr. Sub. Notes, 7.875%, 12/15/05	$1,075,900
Baa1	600		Pemex Project Funding Master Trust Registered S, 8.00%, 11/15/11	683,400
Baa1	600		Gtd. Notes, 8.00%, 11/15/11	683,100
Aaa	230		Pharmacia Corp., Debs., 6.50%, 12/1/18	270,058
Baa3	665		Post Apartment Homes L P, Sr. Notes, 5.45%, 6/1/12	669,248
Caa1	500	(j)	Propex Fabrics, Inc., Sr. Notes, Ser. A 10.00%, 12/1/12	475,000
Baa2	900	(j)	R.R. Donnelley & Sons Co., Notes, 5.50%, 5/15/15	913,639
Baa3	48		Raytheon Co., Notes, 4.50%, 11/15/07	48,133
B2	361		Res-Care, Inc., Gtd. Notes, 10.625%, 11/15/08	385,368
Baa2	2,500	(j)	Residential Capital Corp., Notes, 6.375%, 6/30/10	2,512,030
Baa2	450	(b)(j)	6.875%, 6/30/15	459,910
Ba2	1,800	(b)(j)	Reynolds RJ Tobacco Holdings, Inc., Notes, 6.50%, 7/15/10	1,795,500
A3	1,500		Rockwell International Corp., Debs., 5.20%, 1/15/98	1,442,166
Ba1	550		Royal Caribbean Cruises Ltd., Sr. Notes, 6.875%, 12/1/13	585,750
Baa3	900	(j)	RPM International, Inc., Sr. Notes, 4.45%, 10/15/09	886,531
Baa3	495		Ryland Group, Inc. (The), Sr. Notes, 5.375%, 6/1/08	505,992
Ba2	300		Sanmina-SCI Corp., Gtd. Notes, 10.375%, 1/15/10	333,000
Ba1	550		Schuler Homes, Inc., Gtd Notes, Class A 9.375%, 7/15/09	576,378
Ba2	275		Seagate Technology HDD Holding, Sr. Notes, 8.00%, 5/15/09	292,531

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	11

Portfolio of Investments

as of June 30, 2005 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)		Description	Value (Note 1)

Baa1	$2,000		Southern California Edison Co., First Mtge. Bonds, 6.375%, 1/15/06	$2,024,772
Baa1	650		Southwest Airlines Co., Notes, 5.25%, 10/1/14	653,726
Baa3	1,510		Sprint Capital Corp., Notes, 4.78%, 8/17/06	1,521,020
Baa3	900		6.90%, 5/1/19	1,030,760
Baa3	310		8.75%, 3/15/32	431,244
Ba1	780		Starwood Hotels & Resorts Worldwide, Inc., Sr. Notes, 7.375%, 5/1/07	815,100
Baa3	1,525		Sun Microsystems, Inc., Sr. Notes, 7.50%, 8/15/06	1,574,155
Baa3	800		SunGard Data Systems, Inc., Sr. Notes, 4.875%, 1/15/14	640,000
Ba2	485	(j)	TECO Energy, Inc., Sr. Notes, 6.75%, 5/1/15	514,100
Ba2	235	(b)	7.50%, 6/15/10	256,150
Baa2	1,500		Tele-Communications, Inc., Notes 6.875%, 2/15/06	1,524,528
Baa1	1,800		Telecomunica de Puerto Rico, Inc., Sr. Notes, 6.65%, 5/15/06	1,836,491
Baa1	1,150		6.80%, 5/15/09	1,231,213
Baa2	1,765		TeleCorp PCS, Inc., Sr. Sub. Notes, 10.625%, 7/15/10	1,867,261
Ba1	350	(j)	TXU Corp., Sr. Notes, 6.50%, 11/15/24	342,840
Ba1	400		Sr. Notes, Ser. K, 4.446%, 11/16/06	399,631
Baa3	275		Tyson Foods, Inc., Notes, 6.625%, 10/17/05	276,741
Baa3	375		7.25%, 10/1/06	388,703
Ba1	330		Unisys Corp., Sr. Notes, 8.125%, 6/1/06	337,425
A2	1,500		United Technologies Corp., Sr. Notes, 4.875%, 5/1/15	1,534,381
Baa1	500	(j)	Wellpoint, Inc., Notes, 5.00%, 12/15/14	510,552
Baa2	350		Weyerhaeuser Co., Debs., 7.375%, 3/15/32	412,711

See Notes to Financial Statements.

12	Visit our website at www.jennisondryden.com

Moody’s Rating	Principal Amount (000)		Description	Value (Note 1)

Baa1	$210		Wyeth, Sr. Notes, 6.45%, 2/1/24	$239,113
Baa1	775		Xcel Energy, Inc., Sr. Notes, Ser. A 3.40%, 7/1/08	755,263
A2	25		XL Capital Ltd., Sr. Notes, 5.25%, 9/15/14	25,358
Baa3	420		Yum! Brands, Inc., Sr. Notes, 8.875%, 4/15/11	508,881

			Total domestic corporate bonds	111,901,748

FOREIGN CORPORATE BONDS(e) 5.0%
A3	225		Carnival PLC (United Kingdom), Gtd. Notes, 7.30%, 6/1/07	236,920
Baa2	650	(b)(h)(j)	Chuo Mitsui Trust and Banking (Japan), Sub. Notes, 5.506%, 12/31/49	638,577
A3	1,160		Conoco Funding Co. (Canada), Notes, 6.35%, 10/15/11	1,284,464
B3	875		Crown Cork & Seal Finance PLC (United Kingdom), Notes, 7.00%, 12/15/06	896,875
A3	185		Deutsche Telekom International Finance BV (Netherlands), Gtd. Notes, 8.25%, 6/15/30	250,486
Ba1	185		Empresa Nacional de Electricidad S.A. (Chile), Notes, 8.35%, 8/1/13	214,866
Ba1	1,000		Enersis S.A., (Chile), Bonds 7.375%, 1/15/14	1,079,348
Baa3	215	(h)(j)	Equus Cayman Finance Ltd. (Cayman Islands), Sr. Notes, 5.50%, 9/12/08	218,648
BB-(g)	420		Gazprom OAO (Russia), Notes, 10.50%, 10/21/09	501,774
A3	715	(j)	Hutchison Whampoa International Ltd. (Hong Kong), Gtd. Notes, 7.45%, 11/24/33	841,259
Baa2	430	(j)	Kasikornbank Public Co. Ltd. (Thailand), Sr. Sub. Notes, 8.25%, 8/21/16	525,611

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	13

Portfolio of Investments

as of June 30, 2005 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)		Description	Value (Note 1)

Baa2	$1,060	(j)	Kazkommerts International BV (Netherlands), Sr. Notes, 7.875%, 4/7/14	$1,086,500
A2	400	(j)	Korea East-West Power Co. Ltd. (South Korea), Notes, 4.875%, 4/21/11	403,971
A2	490	(j)	Mizuho Financial Group Ltd. (Cayman Islands), Sr. Sub. Notes, 5.79%, 4/15/14	515,406
A2	1,530	(j)	Petronas Capital Ltd. (Malaysia), Gtd. Notes, 7.00%, 5/22/12	1,748,756
Baa1	1,000		Talisman Energy, Inc. (Canada), Notes, 5.125%, 5/15/15	1,020,972
Baa2	1,000	(j)	Telecom Italia Capital (Luxembourg), Gtd. Notes, 4.95%, 9/30/14	990,145
Baa2	400	(j)	6.00%, 9/30/34	408,369
Baa2	1,310		Telus Corp. (Canada), Notes, 7.50%, 6/1/07	1,385,850
Baa2	500		8.00%, 6/1/11	584,751
Baa3	205		Tyco International Group SA (Luxembourg), Gtd. Notes 6.75%, 2/15/11	227,571

			Total foreign corporate bonds(e)	15,061,119

FOREIGN STRUCTURED NOTES 0.4%
Aaa	1,100	(e)(h)(i)(j)	Preferred Term Securities X Ltd. (Cayman Islands), Sr. Notes, Class A, F.R.N., 3.81%, 7/3/33, (cost $1,100,000; purchased 6/16/03)	1,101,375

STRUCTURED NOTES 1.6%
B3	1,500	(b)(j)	Dow Jones CDX High Yield Trust, Pass Thru Certs., Series 4-T1, 8.25%, 6/29/10	1,505,625
Ba3	1,000	(h)(j)	Pass Thru Certs., Series 4-T2, 6.75%, 6/29/10	1,000,625
B3	2,000	(b)(h)(j)	Pass Thru Certs., Series 4-T3, 8.00%, 6/29/10	2,028,750

See Notes to Financial Statements.

14	Visit our website at www.jennisondryden.com

Moody’s Rating	Principal Amount (000)		Description	Value (Note 1)

B1	$367	(h)(i)(j)	Targeted Return Index Securities Trust, Ser. HY-2004-1 7.913%, 8/1/15, (cost $385,228; purchased 4/12/05)	$387,521

			Total structured notes	4,922,521

U.S. GOVERNMENT TREASURY OBLIGATIONS 5.6%
			United States Treasury Bonds,
	356		2.375%, 1/15/25	389,795
	345	(b)	5.375%, 2/15/31	407,100
	3,915		0%, 11/15/27, Principal Strips	1,488,362
	645		8.75%, 5/15/20	967,248
			United States Treasury Notes,
	3,360		3.375%, 2/28/07	3,345,300
	8,707		3.625%, 1/15/08	9,213,375
	612	(a)(b)	3.625%, 6/15/10	609,322
	525	(b)	4.125%, 5/15/15	532,670

			Total U.S. Government Obligations	16,953,172

U.S. AGENCY OBLIGATIONS 0.5%
			Federal Home Loan Mortgage Corp.,
	1,395	(f)	4.875%, 11/15/13	1,459,552

			Total long-term investments (cost $289,673,155)	294,727,898

SHORT-TERM INVESTMENTS 12.4%

	Shares
Mutual Fund
	37,455,197	(c)(d)	Dryden Core Investment Fund-Taxable Money Market Series, (cost $37,455,197)	37,455,197

			Total Investments 110.1% (cost $327,128,352)	332,183,095
			Liabilities in excess of other assets(k) (10.1%)	(30,583,253)

			Net Assets 100%	$301,599,842

The following abbreviations are used in the portfolio descriptions:

F.R.N.—Floating Rate Note.

JPY—Japanese Yen

MXN—Mexican Peso.

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	15

Portfolio of Investments

as of June 30, 2005 (Unaudited) Cont’d.

M.T.N.—Medium Term Note.

NZD—New Zealand Dollar.

PLN—Polish Zloty

TBA—To Be Announced Security.

(a)	Portion of security segregated as collateral for financial futures contracts.
(b)	All or portion of security is on loan. The aggregate market value of such securities is $11,753,542; cash collateral of $12,145,370 (included in liabilities) was received with the portfolio purchased highly liquid short-term investments.
(c)	Represents security or portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(e)	US$ denominated foreign bonds.
(f)	All or a portion of security segregated as collateral for TBA securities.
(g)	Standard & Poor’s rating.
(h)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at June 30, 2005.
(i)	Indicates securities that has been deemed illiquid. The aggregate cost of the illiquid securities is $1,882,805. The aggregate value of $1,887,055 represents 0.63% of net assets.
(j)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.
(k)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures, swaps and foreign currency contracts as follows:

Open future contracts outstanding at June 30, 2005:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2005	Unrealized Appreciation/ (Depreciation)
8	Long Positions: Eurodollar Futures	Sep 07	$1,904,523	$1,918,000	$13,477
17	Eurodollar Futures	Sep 06	4,055,187	4,079,150	23,963
8	Eurodollar Futures	Jun 07	1,905,306	1,918,400	13,094
135	U.S. Treasury 5yr Note	Sep 05	14,728,666	14,700,234	(28,432)
142	U.S. Treasury Bonds	Sep 05	16,591,984	16,862,500	270,516

					292,618

29	Short Positions: U.S. Treasury 10yr Notes	Sep 05	3,278,663	3,290,594	(11,931)
264	U.S. Treasury 2yr Notes	Sep 05	54,800,836	54,829,500	(28,664)

					(40,595)

					$252,023

See Notes to Financial Statements.

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Credit/default swap agreements outstanding at June 30, 2005:

Counterparty(*)	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
Morgan Stanley	9/20/09	$2,000	0.60%	EnCana Corp., 4.75%, due 10/15/13	$(153)
Morgan Stanley	12/20/14	1,500	1.17%	Nextel Communications, Inc., 7.375%, due 8/1/15	35,572
Morgan Stanley	6/20/09	1,000	0.82%	Tyco International Group SA, 6.00%, due 11/15/13	16,448
Morgan Stanley	12/20/09	100	0.75%	RPM International, Inc., 8.25%, due 12/15/13	(634)

					$51,233

(*)	The Fund pays the counterparty par in the event that the underlying bond defaults and receives the floating rate.

Interest rate swap agreements outstanding at June 30, 2005:

Counterparty(*)	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation
Morgan Stanley	5/19/10	$1,115	4.247%	3 Month LIBOR	$5,608

(*)	Portfolio pays the fixed rate and receives the floating rate.

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	17

Portfolio of Investments

as of June 30, 2005 (Unaudited) Cont’d.

Forward Foreign currency exchange contracts outstanding at June 30, 2005:

Foreign Currency Contract	Value at Settlement Date	Value at June 30, 2005	Unrealized Appreciation/ (Depreciation)
Purchased:
Polish Zloty expiring 7/01/05	$49,048	$49,396	$348

Sold:
Japanese Yen expiring 7/22/05	$741,014	$730,747	$10,267
Mexican Peso expiring 7/25/05	63,034	63,490	(456)
New Zealand Dollar expiring 7/27/05	1,232,456	1,218,348	14,108
Polish Zloty expiring 7/01/05	49,034	49,396	(362)

	$2,085,538	$2,061,981	23,557

The industry classification of long-term portfolio holdings, short-term investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2005 was as follows:

Domestic Corporate Bonds	37.1%
Mortgage Backed Securities	32.7
Money Market Mutual Fund (including 4.0% of collateral received for securities on loan)	12.4
Commercial Mortgage Backed Securities	8.2
U.S. Government Obligations	5.6
Foreign Corporate Bonds	5.0
Foreign Government Bonds	3.5
Structured Notes	1.6
Asset Backed Securities	1.6
Collateralized Mortgaged Obligations	1.5
U.S. Agency Obligations	0.5
Foreign Structured Notes	0.4

110.1
Liabilities in excess of other assets	(10.1)

100.0%

See Notes to Financial Statements.

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Financial Statements

JUNE 30, 2005	SEMI-ANNUAL REPORT

Dryden Total Return Bond Fund

Statement of Assets and Liabilities

as of June 30, 2005 (Unaudited)

Assets
Investments, at value including securities on loan of $11,753,542
Unaffiliated investments (cost $289,673,155)	$294,727,898
Affiliated investments (cost $37,455,197)	37,455,197
Foreign currency, at value (cost $61)	60
Receivable for investments sold	22,055,316
Dividends and interest receivable	2,960,096
Receivable for Fund shares sold	1,034,665
Due from broker-variation margin	98,458
Unrealized appreciation on interest rate and credit default swaps	57,628
Unrealized appreciation on forward currency contracts	24,723
Interest receivable on swap agreements	6,311
Prepaid expenses	3,006

Total assets	358,423,358

Liabilities
Payable for investments purchased	43,034,134
Payable to broker for collateral for securities on loan (Note 4)	12,145,370
Payable for Fund shares reacquired	645,998
Accrued expenses	235,921
Dividends payable	344,222
Distribution fee payable	133,338
Management fee payable	61,598
Transfer agent fee payable	188,918
Deferred directors’ fees	32,189
Unrealized depreciation on forward currency contracts	818
Unrealized depreciation on interest rate and credit default swaps	787
Payable to custodian	223

Total liabilities	56,823,516

Net Assets	$301,599,842

Net assets were comprised of:
Common stock, at par	$23,284
Paid-in capital in excess of par	309,475,658

309,498,942
Distributions in excess of net investment income	(388,733)
Accumulated net realized loss on investments and foreign currency transactions	(12,867,171)
Net unrealized appreciation on investments and foreign currencies	5,356,804

Net assets, June 30, 2005	$301,599,842

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($155,124,442 ÷ 11,972,088 shares of common stock issued and outstanding)	$12.96
Maximum sales charge (4.50% of offering price)	0.61

Maximum offering price to public	$13.57

Class B
Net asset value, offering price and redemption price per share ($109,362,436 ÷ 8,444,786 shares of common stock issued and outstanding)	$12.95

Class C
Net asset value, offering price and redemption price per share ($16,420,197 ÷ 1,267,964 shares of common stock issued and outstanding)	$12.95

Class Z
Net asset value, offering price and redemption price per share ($20,692,767 ÷ 1,599,202 shares of common stock issued and outstanding)	$12.94

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	21

Statement of Operations

Six Months Ended June 30, 2005 (Unaudited)

Net Investment Income
Income
Interest income (net of foreign withholding taxes of $3,765)	$8,235,128
Affiliated dividend income	223,107
Affiliated income from securities loaned, net	39,810

Total income	8,498,045

Expenses
Management fee	765,739
Distribution fee—Class A	177,670
Distribution fee—Class B	586,377
Distribution fee—Class C	61,589
Transfer agent’s fees and expenses (including affiliated expense of $291,000)	362,000
Custodian’s fees and expenses	117,000
Reports to shareholders	55,000
Registration fees	30,000
Legal fees and expenses	17,000
Audit fee	11,000
Directors’ fees	8,000
Miscellaneous	14,182

Total expenses	2,205,557

Net investment income	6,292,488

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain on:
Investment transactions	3,299,337
Financial futures transactions	1,275,507
Foreign currency transactions	131,586
Interest rate and credit default swaps	26,151

4,732,581

Net change in unrealized appreciation (depreciation) on:
Investments transactions	(3,874,222)
Financial futures contracts	39,335
Foreign currencies	147,065
Interest rate and credit default swaps	(27,735)

(3,715,557)

Net gain on investments	1,017,024

Net Increase In Net Assets Resulting From Operations	$7,309,512

See Notes to Financial Statements.

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Statement of Changes in Net Assets

For the Six Months Ended June 30, 2005 (Unaudited)

	Six Months Ended June 30, 2005	Year Ended December 31, 2004
Increase (Decrease) In Net Assets
Operations
Net investment income	$6,292,488	$12,493,478
Net realized gain on investments and foreign currency transactions	4,732,581	4,825,427
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(3,715,557)	(2,457,944)

Net increase in net assets resulting from operations	7,309,512	14,860,961

Dividends (Note 1)
Dividends from net investment income
Class A	(3,281,790)	(5,871,880)
Class B	(2,265,503)	(4,999,400)
Class C	(338,042)	(701,813)
Class Z	(735,304)	(2,754,662)

	(6,620,639)	(14,327,755)

Fund share transactions (net of share conversions) (Note 6)
Net proceeds from shares sold	35,663,970	67,599,313
Net asset value of shares issued in reinvestment of distributions	5,397,734	12,478,734
Cost of shares reacquired	(81,708,155)	(121,015,406)

Net decrease in net assets from Fund share transactions	(40,646,451)	(40,937,359)

Total decrease	(39,957,578)	(40,404,153)

Net Assets
Beginning of period	341,557,420	381,961,573

End of period	$301,599,842	$341,557,420

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	23

Notes to Financial Statements

(Unaudited)

Dryden Total Return Bond Fund, Inc. (the “Fund”), was incorporated in Maryland on September 1, 1994, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund’s investment objective is total return. The Fund seeks to achieve its objective through a mix of current income and capital appreciation as determined by the Fund’s investment adviser. This means we invest at least 80% of the Fund’s investable assets in debt securities, including U.S. Government securities, mortgage-related securities, corporate securities and foreign securities. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation: Securities listed on a securities exchange other than options on securities and indices are valued at the last sales price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the official closing price provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadviser, to be over-the-counter, are valued at market value by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the Security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. As of December 31,

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2004, there were no securities valued in accordance with such procedures. Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in 60 days or less are valued at amortized cost which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchased and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than 60 days are valued at current market quotations.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at the end of the fiscal period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the fiscal period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade and settlement date on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Dryden Total Return Bond Fund, Inc.	25

Notes to Financial Statements

(Unaudited) Cont’d

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures transactions.

The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation (depreciation) on foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the trade date and settlement value. This gain or loss, if any, is included in net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

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Financial futures contracts, forwards currency contracts and swaps, involve elements of both market and credit risk in excess of the amounts reflected in the Statement of Assets and Liabilities.

The Fund is subject to the risk that the market value of the securities it is obligated to repurchase under the agreement decline below the repurchase price.

Restricted Securities: The Fund may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Certain issues of restricted securities held by the Fund at June 30, 2005 include registration rights under which the Fund may demand registration by the issuer, of which the Fund may bear the cost of such registration. Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Swaps: The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into an interest rate, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. Dividends and interest on the securities in the swap are included in the value of the exchange. The swaps are valued daily at current market value and any unrealized gain or loss is included in the Statement of Assets and Liabilities. Gain or loss is realized on the termination date of the swap and is equal to the difference between the Fund’s basis in the swap and the proceeds of the closing transaction, including fees. During the period that the swap agreement is open, the Fund may be subject to risk from the potential inability of the counterparty to meet the terms of agreement. Written options, futures contracts, forward foreign currency exchange contracts and swaps involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the

Dryden Total Return Bond Fund, Inc.	27

Notes to Financial Statements

(Unaudited) Cont’d

securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

When-Issued/Delayed Delivery Securities: Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Portfolio enters into such transactions, it instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts on debt securities as adjustments to interest income.

Net investment income or loss (other than distribution fees, which are charged to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund declares dividends of net investment income daily and payment is made monthly. Distributions of net realized capital and currency gains, if any, annually. Dividends and distributions are recorded on the ex-dividend date. Dividends and distribution are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. Permanent book/tax differences relating to income and gains are

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reclassified amongst distribution in excess of net investment income, accumulated net realized gain or loss and paid-in-capital in excess of par, as appropriate.

Taxes: For federal income tax purposes it is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Estimates: The preparation of these financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The Subadvisory Agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, the subadvisor is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of .50 of 1% of the average daily net assets of the Fund up to $1 billion and .45 of 1% of the average daily net assets of the Fund in excess of $1 billion. The effective management fee rate was .50 of 1% for the six months ended June 30, 2005.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor for Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily

Dryden Total Return Bond Fund, Inc.	29

Notes to Financial Statements

(Unaudited) Cont’d

net assets of the Class A, B and C shares, respectively. For the six months ended June 30, 2005, PIMS contractually agreed to limit such fees to .25 of 1% of the daily net assets of the Class A shares and .75 of 1% of the daily net assets of the Class C shares.

PIMS has advised the Fund that it has received approximately $87,300 in front-end sales charges resulting from the sale of Class A during the six months ended June 30, 2005. From these fees, PIMS paid a substantial portion of such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended June 30, 2005, it received approximately $123,600 and $500 in contingent deferred sales charges imposed upon redemptions by Class B and Class C shareholders, respectively.

PI, PIMS and PIM are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with two banks. The commitment under the credit agreement is $500 million. The Funds pay a commitment fee of .075 of 1% of the unused portion of the agreement. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro-rata based on net assets. The expiration of the SCA is October 28, 2005. The Fund did not borrow any amounts pursuant to the SCA during the six months ended June 30, 2005.

Note 3. Other Transactions With Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect a wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfers agent fees and expenses in the Statement of Operations include certain out-of pocket expenses paid to nonaffiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended June 30, 2005, the Fund incurred approximately $35,600 in total networking fees. These amounts are including in transfer agent’s fees and expenses in the Statement of Operations.

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For the six months ended June 30, 2005, the Fund did not pay any brokerage commissions to Wachovia Securities LLC (“Wachovia”).

Prudential Investment Management, Inc., (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the fund’s securities lending agent. For the six months ended June 30, 2005, PIM has been compensated approximately $15,400 for these services.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, formerly Prudential Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. During the six months ended June 30, 2005, the Fund earned income from the Series by investing its excess of cash and collateral received from securities lending of approximately $223,107 and $39,810, respectively.

Note 4. Portfolio Securities

Purchases and sales of investment securities, (other than short-term investments) for the six months ended June 30, 2005, aggregated $499,612,142 and $523,733,348 respectively. United States government securities represent $397,476,487 and $388,036,618 of the purchases and sales, respectively.

As of June 30, 2005, the Fund had securities on loan with an aggregated market value of $11,753,542. The Fund received $12,145,370 in cash as collateral for securities on loan which it used to purchase highly liquid short-term investments in accordance with the Fund’s securities lending procedures.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of June 30, 2005 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$328,409,753	$5,688,656	$1,915,314	$3,773,342

The difference between book and tax basis is primarily attributable to the difference in the treatment of market discount, amortization of premiums and deferred losses on wash sales.

Dryden Total Return Bond Fund, Inc.	31

Notes to Financial Statements

(Unaudited) Cont’d

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares were sold with a front-end sales charge of up to 4.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first 12 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charges and are offered exclusively for sale to a limited group of investors.

There are 2 billion shares of common stock authorized, $.001 par value per share, divided into four classes, designated Class A, B, C and Z shares.

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Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six Months ended June 30, 2005:
Shares sold	1,887,462	$24,283,003
Shares issued in reinvestment of distributions	210,802	2,710,584
Shares reacquired	(1,631,825)	(20,994,048)

Net increase (decrease) in shares outstanding before conversion	466,439	5,999.539
Shares issued upon conversion from Class B	721,835	9,276,264

Net increase (decrease) in shares outstanding	1,188,274	$15,275,803

Year ended December 31, 2004:
Shares sold	2,232,890	$28,757,693
Shares issued in reinvestment of distributions	392,848	5,048,608
Shares reacquired	(3,486,266)	(44,767,456)

Net increase (decrease) in shares outstanding before conversion	(860,528)	(10,961,155)
Shares issued upon conversion from Class B	1,076,655	13,884,126

Net increase (decrease) in shares outstanding	216,127	$2,922,971

Class B
Six Months ended June 30, 2005:
Shares sold	348,508	$4,475,939
Shares issued in reinvestment of distributions	143,031	1,838,266
Shares reacquired	(950,159)	(12,210,424)

Net increase (decrease) in shares outstanding before conversion	(458,620)	(5,896,219)
Shares redeemed upon conversion to Class A	(722,066)	(9,276,264)

Net increase (decrease) in shares outstanding	(1,180,686)	$(15,172,483)

Year ended December 31, 2004:
Shares sold	916,989	$11,795,019
Shares issued in reinvestment of distributions	326,544	4,193,540
Shares reacquired	(2,464,881)	(31,625,249)

Net increase (decrease) in shares outstanding before conversion	(1,221,348)	(15,636,690)
Shares redeemed upon conversion to Class A	(1,077,263)	(13,884,126)

Net increase (decrease) in shares outstanding	(2,298,611)	$(29,520,816)

Class C
Six Months ended June 30, 2005:
Shares sold	138,678	$1,786,546
Shares issued in reinvestment of distributions	20,850	267,956
Shares reacquired	(202,814)	(2,608,167)

Net increase (decrease) in shares outstanding	(43,286)	$(553,665)

Year ended December 31, 2004:
Shares sold	260,859	$3,352,029
Shares issued in reinvestment of distributions	44,062	565,943
Shares reacquired	(619,698)	(7,984,066)

Net increase (decrease) in shares outstanding	(314,777)	$(4,066,094)

Dryden Total Return Bond Fund, Inc.	33

Notes to Financial Statements

(Unaudited) Cont’d

Class Z	Shares	Amount
Six Months ended June 30, 2005:
Shares sold	396,886	$5,118,482
Shares issued in reinvestment of distributions	45,153	580,928
Shares reacquired	(3,532,086)	(45,895,516)

Net increase (decrease) in shares outstanding	(3,090,047)	$(40,196,106)

Year ended December 31, 2004:
Shares sold	1,842,642	$23,694,572
Shares issued in reinvestment of distributions	207,947	2,670,643
Shares reacquired	(2,870,212)	(36,638,635)

Net increase (decrease) in shares outstanding	(819,623)	$(10,273,420)

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Financial Highlights

JUNE 30, 2005	SEMI-ANNUAL REPORT

Dryden Total Return Bond Fund

Financial Highlights

(Unaudited) Cont’d

	Class A
	Six Months Ended June 30, 2005
Per Share Operating Performance:
Net asset value, beginning of period	$12.94

Income from investment operations
Net investment income	.28
Net realized and unrealized gain on investment transactions	.03

Total from investment operations	.31

Less dividends and distributions
Dividends from net investment income	(.29)

Net asset value, end of period	$12.96

Total Return(a)	2.36%
Ratios/Supplemental Data
Net assets, end of period (000)	$155,124
Average net assets (000)	$143,314
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(b)	1.15	%(d)
Expenses, excluding distribution and service (12b-1) fees	.90	%(d)
Net investment income	4.38	%(d)
For Class A, B, C and Z shares:
Portfolio turnover rate	163	%(e)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets.
(c)	Calculations are based on average shares outstanding during the year.
(d)	Annualized.
(e)	Not Annualized.

See Notes to Financial Statements.

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Class A
Year Ended December 31,
2004	2003(c)	2002	2001	2000

$12.89	$12.68	$12.59	$12.54	$12.35

.50	.42	.65	.79	.81
.11	.35	.12	.06	.20

.61	.77	.77	.85	1.01

(.56)	(.56)	(.68)	(.80)	(.82)

$12.94	$12.89	$12.68	$12.59	$12.54

4.87%	6.18%	6.38%	6.84%	8.60%

$139,515	$136,268	$120,936	$90,733	$64,289
$134,071	$132,448	$100,691	$77,996	$59,196

1.13%	1.13%	1.12%	1.18%	1.24%
.88%	.88%	.87%	.93%	.99%
3.85%	3.25%	5.30%	6.11%	6.73%

384%	707%	658%	375%	218%

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	37

Financial Highlights

(Unaudited) Cont’d

	Class B

	Six Months Ended June 30, 2005
Per Share Operating Performance:
Net asset value, beginning of period	$12.93

Income from investment operations
Net investment income	.23
Net realized and unrealized gain on investment transactions	.04

Total from investment operations	.27

Less dividends and distributions
Dividends from net investment income	(.25)

Net asset value, end of period	$12.95

Total Return(a)	2.00%
Ratios/Supplemental Data
Net assets, end of period (000)	$109,362
Average net assets (000)	$118,247
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.90	%(c)
Expenses, excluding distribution and service (12b-1) fees	.90	%(c)
Net investment income	3.66	%(c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b)	Calculations are based on average shares outstanding during the year.
(c)	Annualized.

See Notes to Financial Statements.

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Class B
Year Ended December 31,
2004	2003(b)	2002	2001	2000

$12.89	$12.68	$12.59	$12.53	$12.35

.40	.32	.56	.73	.75
.11	.35	.12	.07	.19

.51	.67	.68	.80	.94

(.47)	(.46)	(.59)	(.74)	(.76)

$12.93	$12.89	$12.68	$12.59	$12.53

4.01%	5.39%	5.61%	6.41%	7.97%

$124,469	$153,746	$187,582	$188,996	$155,401
$138,339	$175,196	$191,688	$172,035	$157,836

1.88%	1.88%	1.87%	1.68%	1.74%
.88%	.88%	.87%	.93%	.99%
3.10%	2.50%	4.60%	5.64%	6.20%

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	39

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended June 30, 2005
Per Share Operating Performance:
Net asset value, beginning of period	$12.93

Income from investment operations
Net investment income	.25
Net realized and unrealized gain on investment transactions	.03

Total from investment operations	.28

Less dividends and distributions
Dividends from net investment income	(.26)

Net asset value, end of period	$12.95

Total Return(a)	2.12%
Ratios/Supplemental Data
Net assets, end of period (000)	$16,420
Average net assets (000)	$16,560
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees (b)	1.65	%(d)
Expenses, excluding distribution and service (12b-1) fees	.90	%(d)
Net investment income	3.90	%(d)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .75 of 1% of the average daily net assets.
(c)	Calculations are based on average shares outstanding during the year.
(d)	Annualized.

See Notes to Financial Statements.

40	Visit our website at www.jennisondryden.com

Class C
Year Ended December 31,
2004	2003(c)	2002	2001	2000

$12.89	$12.68	$12.59	$12.53	$12.35

.43	.35	.58	.72	.76
.11	.36	.13	.08	.19

.54	.71	.71	.80	.95

(.50)	(.50)	(.62)	(.74)	(.77)

$12.93	$12.89	$12.68	$12.59	$12.53

4.27%	5.65%	5.85%	6.41%	8.13%

$16,955	$20,967	$21,513	$17,272	$9,909
$18,149	$22,593	$19,384	$12,928	$8,822

1.63%	1.63%	1.62%	1.68%	1.74%
.88%	.88%	.87%	.93%	.99%
3.35%	2.75%	4.81%	5.59%	6.19%

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	41

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended June 30, 2005
Per Share Operating Performance:
Net asset value, beginning of period	$12.93

Income from investment operations
Net investment income	.29
Net realized and unrealized gain on investment transactions	.03

Total from investment operations	.32

Less dividends and distributions
Dividends from net investment income	(.31)

Net asset value, end of period	$12.94

Total Return(a)	2.40%
Ratios/Supplemental Data
Net assets, end of period (000)	$20,693
Average net assets (000)	$30,713
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.90	%(c)
Expenses, excluding distribution and service (12b-1) fees	.90	%(c)
Net investment income	4.68	%(c)

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day or each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b)	Calculations are based on average shares outstanding during the year.
(c)	Annualized.

See Notes to Financial Statements.

42	Visit our website at www.jennisondryden.com

Class Z
Year Ended December 31,
2004	2003(b)	2002	2001	2000

$12.88	$12.67	$12.58	$12.52	$12.34

.53	.45	.68	.83	.84
.11	.35	.12	.06	.19

.64	.80	.80	.89	1.03

(.59)	(.59)	(.71)	(.83)	(.85)

$12.93	$12.88	$12.67	$12.58	$12.52

5.13%	6.44%	6.64%	7.19%	8.81%

$60,617	$70,981	$61,425	$44,679	$58,667
$59,736	$66,448	$51,861	$54,052	$50,576

.88%	.88%	.87%	.93%	.99%
.88%	.88%	.87%	.93%	.99%
4.10%	3.51%	5.54%	6.46%	6.94%

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	43

Approval of Advisory Agreements

The Board of Directors (the “Board”) of Dryden Total Return Bond Fund, Inc. (the “Fund”) oversees the management of the Fund, and, as required by law, determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). In considering the renewal of the agreements, the Board, including a majority of the Independent Directors, met on May 24, 2005 and June 23, 2005 and approved the renewal of the agreements through July 31, 2006, after concluding that renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. Among other things, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group was objectively determined solely by Lipper Inc., an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles over one-year, three-year and five-year time periods ending December 31, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders. In their deliberations, the Directors did not identify any single factor that was dispositive and each Director attributed different weights to the various factors. In connection with their deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on May 24, 2005 and June 23, 2005.

The Directors determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and PIM, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.

Dryden Total Return Bond Fund, Inc.

Approval of Advisory Agreements (continued)

Several of the material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature and extent of services provided to the Fund by PI and PIM. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund accounting, recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and non-independent Directors of the Fund. The Board also considered the investment subadvisory services provided by PIM, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and PIM, and also reviewed the qualifications, backgrounds and responsibilities of PIM’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and PIM’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and PIM. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (CCO) as to both PI and PIM. The Board noted that PIM is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by PIM, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and PIM under the management and subadvisory agreements.

Performance of Dryden Total Return Bond Fund

The Board received and considered information about the Fund’s historical performance, noting that the Fund had achieved performance that was in the first

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quartile over a one-year period, performance that was in the second quartile over a three-year period, and performance that was in the third quartile over a five-year period in relation to the group of comparable funds in a peer universe (the “Peer Universe”). In addition, the Board noted that the Fund outperformed when compared against the appropriate benchmark index, the Lehman Aggregate Index, over the same time periods.

The Board determined that the Fund’s performance was satisfactory.

The funds included in the Peer Universe are objectively determined solely by Lipper Inc., independent provider of investment company data. The benchmark index is established by Lehman Brothers.

Fees and Expenses

The Board considered the management fee for the Fund as compared to the management fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds provided by Lipper Inc.

The Fund’s management fee of 0.500% ranked in the second quartile in its Lipper 15(c) Peer Group. The Board concluded that the management and subadvisory fees are reasonable.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Dryden Total Return Bond Fund, Inc.

Approval of Advisory Agreements (continued)

Economies of Scale

The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase, but at the current level of assets the Fund does not realize the effect of those rate reductions. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. The Board took note that the Fund’s fee structure would result in benefits to Fund shareholders when (and if) assets reach the levels at which the fee rate is reduced. These benefits will accrue whether or not PI is then realizing any economies of scale.

Other Benefits to PI and PIM

The Board considered potential ancillary benefits that might be received by PI and PIM and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), as well as reputational or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by PIM included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and reputational benefits. The Board concluded that the benefits derived by PI and PIM were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Visit our website at www.jennisondryden.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment adviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s (the Commission) website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended
June 30, 2005, is available on the Fund’s website at www.prudential.com and on the Commission’s website at www.sec.gov.

DIRECTORS
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Jonathan D. Shain, Assistant Secretary • Maryanne Ryan,
Anti-Money Laundering Compliance Officer •Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN
Through July 24, 2005	State Street Bank and Trust Company	One Heritage Drive North Quincy, MA 02171

Effective July 25, 2005	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Shearman & Sterling LLP	599 Lexington Avenue New York, NY 10022

Dryden Total Return Bond Fund, Inc.
Share Class	A	B	C	Z
NASDAQ	PDBAX	PRDBX	PDBCX	PDBZX
CUSIP	262492101	262492200	262492309	262492408

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

Prudential Fixed Income is a business unit of Prudential Investment Management, Inc. (PIM). Quantitative Management Associates LLC, Jennison Associates LLC, and PIM are registered investment advisers and Prudential Financial companies.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter. The accompanying financial statements as of June 30, 2005, were not audited, and accordingly, no auditor’s opinion is expressed on them.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders of the Fund can communicate directly with the Board of Directors by writing to the Chair of the Board, Dryden Total Return Bond Fund, Inc., PO Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Director by writing to that Director at Dryden Total Return Bond Fund, Inc., PO Box 13964, Philadelphia, PA 19176. Communications to the Board or individual Directors are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund will provide a full list of its portfolio holdings as of the end of each month on its website at www.jennisondryden.com approximately 30 days after the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden Total Return Bond Fund, Inc.
Share Class	A	B	C	Z
NASDAQ	PDBAX	PRDBX	PDBCX	PDBZX
CUSIP	262492101	262492200	262492309	262492408

MF166E2    IFS-A107930    Ed. 08/2005

Item 2 –	Code of Ethics — Not required as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not applicable with semi-annual filing

Item 4 –	Principal Accountant Fees and Services – Not applicable with semi-annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year if the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits

(a) (1)	Code of Ethics – Not applicable with semi-annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) DrydenTotal Return Bond Fund, Inc.

By (Signature and Title)*	/s/ DEBORAH A. DOCS
Deborah A. Docs Secretary

Date August 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JUDY A. RICE
Judy A. Rice President and Principal Executive Officer

Date August 24, 2005

By (Signature and Title)*	/s/ GRACE C. TORRES
Grace C. Torres Treasurer and Principal Financial Officer

Date August 24, 2005

*	Print the name and title of each signing officer under his or her signature.